Share Capital Additional(Details Narrative) (USD $)	0 Months Ended	1 Months Ended
	Nov. 15, 2012	Dec. 14, 2012
Share Capital Additionaldetails Narrative
Convertible Promissory Note	$ 100,000
Interest rate	20.00%
Common stock issued for debt, shares	2,500,000
Common stock as collateral, shares	56,250,000
Conversion price	$ 0.001
Common stock issued for endorsement agreements, shares		2,850,000
Additional Common stock issued for endorsement agreements, shares		1,350,000
Common stock negotiating for endorsement agreements, shares		750,000